Shareholders’ equity, net (Details 4) - Sociedad Minera Cerro Verde S.A.A. [Member]	12 Months Ended
Dec. 31, 2017 Number
Disclosure of Shareholders’ equity, net [Line Items]
Number of shareholders	2,839
Percentage of equity interest	100.00%
Up to 1.00 [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Number of shareholders	2,835
Percentage of equity interest	4.37%
From 1.01 to 20.00 [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Number of shareholders	2
Percentage of equity interest	21.07%
From 20.01 to 30.00 [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Number of shareholders	1
Percentage of equity interest	21.00%
From 30.01 to 60.00 [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Number of shareholders	1
Percentage of equity interest	53.56%